Semper Short Duration Fund*
Schedule of Investments - August 31, 2023 (Unaudited)

Principal Amount		Value
	Asset-Backed Securities - Non-Agency — 13.0%
	Drive Auto Receivables Trust
$2,500,000	Series 2021-1, Class D, 1.450%, 01/16/2029	$2,361,570
2,800,000	Series 2021-2, Class D, 1.390%, 03/15/2029	2,621,866
	Enterprise Fleet Financing LLC
2,000,000	Series 2023-2, Class A3, 5.500%, 04/22/2030 (a)	1,979,758
	Exeter Automobile Receivables Trust
950,000	Series 2021-2A, Class D, 1.400%, 04/15/2027	884,806
675,000	Series 2021-4A, Class D, 1.960%, 01/17/2028	625,426
	Flagship Credit Auto Trust
2,423,000	Series 2020-4, Class D, 2.180%, 02/16/2027 (a)	2,292,364
	GLS Auto Receivables Trust
1,750,000	Series 2020-4A, Class D, 1.640%, 10/15/2026 (a)	1,682,665
	John Deere Owner Trust
654,098	Series 2022-B, Class A2, 3.730%, 06/16/2025	649,888
	JPMorgan Chase Bank NA
1,489,179	Series 2021-2, Class C, 0.969%, 12/26/2028 (a)	1,444,354
1,688,280	Series 2021-2, Class D, 1.138%, 12/26/2028 (a)	1,635,857
2,408,242	Series 2021-3, Class B, 0.760%, 02/26/2029 (a)	2,300,121
	Mosaic Solar Loan Trust
578,140	Series 2020-1A, Class B, 3.100%, 04/20/2046 (a)	482,613
	Oxford Finance Funding Trust
2,166,000	Series 2023-1A, Class A2, 6.716%, 02/15/2031 (a)	2,147,006
	Santander Bank Auto Credit
1,769,168	Series 2023-A, Class C, 6.736%, 06/15/2033 (a)	1,769,967
	Santander Drive Auto Receivables Trust
2,500,000	Series 2021-1, Class D, 1.130%, 11/16/2026	2,408,197
2,000,000	Series 2021-2, Class D, 1.350%, 07/15/2027	1,901,044
1,620,000	Series 2021-3, Class D, 1.330%, 09/15/2027	1,523,362
2,600,000	Series 2022-2, Class C, 3.760%, 07/16/2029	2,489,638
	SLM Private Credit Student Loan Trust
150,000	Series 2003-C, Class A5, 7.886% (28-DayAuction Rate + 0.000%), 09/15/2032 (d)	149,269
	South Carolina Student Loan Corp.
74,094	Series 2013-1, Class A, 5.650% (SOFR30A + 0.614%), 01/25/2041 (d)	73,595
	Westlake Automobile Receivables Trust
2,700,000	Series 2022-1A, Class D, 3.490%, 03/15/2027 (a)	2,575,355
	World Omni Automobile Lease Securitization Trust
1,500,000	Series 2021-A, Class A4, 0.500%, 11/16/2026	1,476,905
	Total Asset-Backed Securities - Non-Agency (Cost $35,680,576)	35,475,626

	Collateralized Loan Obligations — 13.7%
	Anchorage Capital CLO Ltd.
2,075,579	Series 2014-4RA, Class A, 6.677% (CME Term SOFR 3 Month + 1.312%), 01/28/2031 (a)(d)	2,067,989
	Apidos CLO XV
996,798	Series 2013-15A, Class A1RR, 6.598% (CME Term SOFR 3 Month + 1.272%), 04/20/2031 (a)(d)	993,136
	Apidos CLO XXIV
2,500,000	Series 2016-24A, Class A1AL, 6.538% (CME Term SOFR 3 Month + 1.212%), 10/20/2030 (a)(d)	2,485,266
	Benefit Street Partners CLO V-B Ltd.
1,680,000	Series 2018-5BA, Class A1A, 6.678% (CME Term SOFR 3 Month + 1.352%), 04/20/2031 (a)(d)	1,675,983
	Carlyle Global Market Strategies CLO Ltd.
2,243,454	Series 2014-5A, Class A1RR, 6.710% (CME Term SOFR 3 Month + 1.402%), 07/15/2031 (a)(d)	2,237,953
1,685,599	Series 2015-1A, Class AR3, 6.568% (CME Term SOFR 3 Month + 1.242%), 07/20/2031 (a)(d)	1,680,637
	Crestline Denali CLO XVII Ltd.
2,500,000	Series 2018-1A, Class AR, 6.630% (CME Term SOFR 3 Month + 1.322%), 10/15/2031 (a)(d)	2,482,407
	Crown Point CLO IV Ltd.
2,161,646	Series 2018-4A, Class A, 6.688% (CME Term SOFR 3 Month + 1.362%), 04/20/2031 (a)(d)	2,151,458
	Ellington CLO IV Ltd.
245,196	Series 2019-4A, Class AR, 7.150% (CME Term SOFR 3 Month + 1.842%), 04/15/2029 (a)(d)	245,147
	KKR CLO 9 Ltd.
615,195	Series 9, Class AR2, 6.520% (CME Term SOFR 3 Month + 1.212%), 07/15/2030 (a)(d)	612,014
	KKR Financial CLO Ltd.
1,364,173	Series 2013-1A, Class A1R, 6.860% (CME Term SOFR 3 Month + 1.552%), 04/15/2029 (a)(d)	1,364,783
	Nassau II Ltd.
430,155	Series 2017-IIA, Class AL, 6.820% (CME Term SOFR 3 Month + 1.512%), 01/15/2030 (a)(d)	429,083
	Neuberger Berman Loan Advisers CLO 25 Ltd.
2,883,804	Series 2017-25A, Class AR, 6.502% (CME Term SOFR 3 Month + 1.192%), 10/18/2029 (a)(d)	2,870,287
	OHA Credit Partners VII Ltd.
726,000	Series 2012-7A, Class AR3, 6.711% (CME Term SOFR 3 Month + 1.332%), 02/20/2034 (a)(d)	721,541
	OZLM VI Ltd.
2,800,495	Series 2014-6A, Class A1S, 6.650% (CME Term SOFR 3 Month + 1.342%), 04/17/2031 (a)(d)	2,785,524
	OZLM VIII Ltd.
1,510,341	Series 2014-8A, Class A1R3, 6.550% (CME Term SOFR 3 Month + 1.242%), 10/17/2029 (a)(d)	1,505,158
	OZLM XI Ltd.
1,317,075	Series 2015-11A, Class A1R, 6.881% (CME Term SOFR 3 Month + 1.512%), 10/30/2030 (a)(d)	1,315,450
	Regatta XIV Funding Ltd.
1,000,000	Series 2018-3A, Class A, 6.803% (CME Term SOFR 3 Month + 1.452%), 10/25/2031 (a)(d)	995,112
	Saranac CLO III Ltd.
1,237,324	Series 2014-3A, Class ALR, 7.120% (3 Month LIBOR USD + 1.600%), 06/22/2030 (a)(d)	1,236,090
	Saranac CLO VII Ltd.
1,010,026	Series 2014-2A, Class A1AR, 6.871% (CME Term SOFR 3 Month + 1.492%), 11/20/2029 (a)(d)	1,008,008
	Sound Point CLO V-R Ltd.
1,550,000	Series 2014-1RA, Class A, 6.722% (CME Term SOFR 3 Month + 1.412%), 07/18/2031 (a)(d)	1,532,102
	Sound Point CLO XXI Ltd.
1,000,000	Series 2018-3A, Class A1A, 6.792% (CME Term SOFR 3 Month + 1.442%), 10/26/2031 (a)(d)	988,946
	Telos CLO Ltd.
823,339	Series 2013-4A, Class AR, 6.810% (CME Term SOFR 3 Month + 1.502%), 01/17/2030 (a)(d)	819,540
	Venture XVII CLO Ltd.
760,836	Series 2014-17A, Class ARR, 6.450% (CME Term SOFR 3 Month + 1.142%), 04/15/2027 (a)(d)	758,209
	Wellfleet CLO Ltd.
1,801,833	Series 2017-2A, Class A1R, 6.648% (CME Term SOFR 3 Month + 1.322%), 10/20/2029 (a)(d)	1,795,886
	Zais CLO 8 Ltd.
390,034	Series 2018-1A, Class A, 6.520% (CME Term SOFR 3 Month + 1.212%), 04/15/2029 (a)(d)	389,071
	Total Collateralized Loan Obligations (Cost $37,257,090)	37,146,780

	Commercial Mortgage-Backed Securities - Agency — 0.0%
	GNMA
289,489	Series 2009-4, Class IO, 0.390%, 01/16/2049 (e)(f)	566
	Total Commercial Mortgage-Backed Securities - Agency (Cost $1,633)	566

	Commercial Mortgage-Backed Securities - Non-Agency — 16.7%
	Arbor Realty Collateralized Loan Obligation Ltd.
1,113,000	Series 2021-FL2, Class C, 7.375% (CME Term SOFR 1 Month + 2.064%), 05/15/2036 (a)(d)	1,057,266
3,000,000	Series 2021-FL2, Class D, 7.925% (CME Term SOFR 1 Month + 2.614%), 05/15/2036 (a)(d)	2,800,597
	Barclays Commercial Mortgage Securities LLC
1,000,000	Series 2019-BWAY, Class A, 6.380% (CME Term SOFR 1 Month + 1.070%), 11/15/2034 (a)(d)	808,656
	BDS Ltd.
3,250,000	Series 2021-FL7, Class D, 7.776% (CME Term SOFR 1 Month + 2.464%), 06/16/2036 (a)(d)	3,077,007
2,500,000	Series 2021-FL7, Class E, 8.226% (CME Term SOFR 1 Month + 2.914%), 06/16/2036 (a)(d)	2,328,310
	BrightSpire Capital, Inc.
2,400,000	Series 2021-FL1, Class A, 6.578% (CME Term SOFR 1 Month + 1.264%), 08/19/2038 (a)(b)	2,334,600
	BX Commercial Mortgage Trust
2,500,000	Series 2021-VOLT, Class F, 7.825% (CME Term SOFR 1 Month + 2.514%), 09/15/2036 (a)(d)	2,350,631
3,249,417	Series 2021-SOAR, Class E, 7.225% (CME Term SOFR 1 Month + 1.914%), 06/15/2038 (a)(d)	3,149,152
	BXMT Ltd.
2,950,000	Series 2020-FL2, Class C, 7.078% (CME Term SOFR 1 Month + 1.764%), 02/15/2038 (a)(b)	2,537,661
3,000,000	Series 2021-FL4, Class C, 7.178% (CME Term SOFR 1 Month + 1.864%), 05/15/2038 (a)(b)	2,679,732
3,500,000	Series 2021-FL4, Class D, 7.678% (CME Term SOFR 1 Month + 2.364%), 05/15/2038 (a)(b)	3,049,883
	Credit Suisse Mortgage Capital
1,596,029	Series 2019-ICE4, Class E, 7.508% (CME Term SOFR 1 Month + 2.197%), 05/15/2036 (a)(d)	1,572,663
	DBCG Mortgage Trust
350,000	Series 2017-BBG, Class C, 8.500% (Prime Rate + 0.000%), 06/15/2034 (a)(d)	332,565
	GPMT Ltd.
1,000,000	Series 2021-FL3, Class B, 7.376% (CME Term SOFR 1 Month + 2.064%), 07/16/2035 (a)(b)	942,644
	HGI CRE CLO Ltd.
934,000	Series 2021-FL1, Class AS, 6.827% (CME Term SOFR 1 Month + 1.514%), 06/16/2036 (a)(b)	907,211
2,000,000	Series 2021-FL1, Class D, 7.777% (CME Term SOFR 1 Month + 2.464%), 06/16/2036 (a)(d)	1,850,316
750,000	Series 2021-FL1, Class E, 8.377% (CME Term SOFR 1 Month + 3.064%), 06/16/2036 (a)(d)	687,088
1,500,000	Series 2021-FL2, Class D, 7.577% (1 Month LIBOR USD + 2.150%), 09/17/2036 (a)(b)	1,392,105
2,038,000	Series 2021-FL2, Class E, 7.877% (1 Month LIBOR USD + 2.450%), 09/17/2036 (a)(b)	1,873,925
	Morgan Stanley Capital I Trust
2,000,000	Series 2014-150E, Class A, 3.912%, 09/09/2032 (a)	1,456,718
	Multi-Family Housing Mortgage Loan Trust
1,000,000	Series 2021-FL5, Class D, 7.928% (CME Term SOFR 1 Month + 2.614%), 07/15/2036 (a)(d)	977,216
3,300,000	Series 2021-FL6, Class C, 7.276% (CME Term SOFR 1 Month + 1.964%), 07/16/2036 (a)(d)	3,151,841
1,700,000	Series 2021-FL7, Class E, 8.226% (CME Term SOFR 1 Month + 2.914%), 10/16/2036 (a)(d)	1,565,179
	Shelter Growth CRE Issuer Ltd.
2,000,000	Series 2023-FL5, Class A, 8.068% (CME Term SOFR 1 Month + 2.754%), 05/19/2038 (a)(b)	2,006,603
	Velocity Commercial Capital Loan Trust
90,297	Series 2017-2, Class AFL, 6.329% (SOFR3OA + 0.900%), 11/25/2047 (a)(d)	89,398
333,857	Series 2019-2, Class M3, 3.480%, 07/25/2049 (a)(e)	284,920
	Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $48,631,151)	45,263,887

	Corporate Bonds — 0.7%
	Korth Direct Mortgage, Inc.
2,000,000	10.000%, 03/25/2025 (a)(c)	1,891,250
	Total Corporate Bonds (Cost $1,926,854)	1,891,250

	Residential Mortgage-Backed Securities - Agency — 20.3%
	Fannie Mae Connecticut Avenue Securities
17,196	Series 2014-C04, Class 2M2, 10.402% (SOFR30A + 5.114%), 11/25/2024 (d)	17,381
80,698	Series 2017-C01, Class 1ED1, 6.652% (SOFR30A + 1.364%), 07/25/2029 (d)	80,898
1,884,219	Series 2019-R06, Class 2B1, 9.152% (SOFR30A + 3.864%), 09/25/2039 (a)(d)	1,923,758
1,983,000	Series 2020-SBT1, Class 1M2, 9.052% (SOFR30A + 3.764%), 02/25/2040 (a)(d)	2,052,548
3,350,000	Series 2021-R01, Class 1M2, 6.838% (SOFR30A + 1.550%), 10/25/2041 (a)(d)	3,315,408
1,150,000	Series 2021-R01, Class 1B1, 8.388% (SOFR30A + 3.100%), 10/25/2041 (a)(d)	1,149,281
2,000,000	Series 2021-R02, Class 2M2, 7.288% (SOFR30A + 2.000%), 11/25/2041 (a)(d)	1,969,313
510,000	Series 2021-R03, Class 1M2, 6.938% (SOFR30A + 1.650%), 12/25/2041 (a)(d)	500,857
1,000,000	Series 2023-R01, Class 1M2, 9.046% (SOFR30A + 3.750%), 12/25/2042 (a)(d)	1,042,617
1,460,000	Series 2023-R03, Class 2M2, 9.188% (SOFR30A + 3.900%), 04/25/2043 (a)(d)	1,520,918
2,750,000	Series 2023-R04, Class 1M2, 8.846% (SOFR30A + 3.550%), 05/25/2043 (a)(d)	2,864,645
2,000,000	Series 2023-R05, Class 1M2, 8.396% (SOFR30A + 3.100%), 06/25/2043 (a)(d)	2,039,850
1,267,000	Series 2023-R06, Class 1M2, 7.988% (SOFR30A + 2.700%), 07/25/2043 (a)(d)	1,276,689
	Federal Home Loan Mortgage Corp.
1,853,234	Series 2023-HQA2, Class M1A, 7.288% (SOFR30A + 2.000%), 06/25/2043 (a)(d)	1,867,162
	Freddie Mac STACR REMIC Trust
3,891,665	Series 2021-HQA1, Class M2AS, 6.538% (SOFR30A + 1.250%), 08/25/2033 (a)(d)	3,866,924
3,000,000	Series 2022-DNA3, Class M1B, 8.188% (SOFR30A + 2.900%), 04/25/2042 (a)(d)	3,049,395
3,300,000	Series 2020-DNA1, Class B1, 7.702% (SOFR30A + 2.414%), 01/25/2050 (a)(d)	3,278,905
966,134	Series 2020-DNA4, Class B1, 11.402% (SOFR30A + 6.114%), 08/25/2050 (a)(d)	1,076,032
912,306	Series 2020-HQA4, Class B1, 10.652% (SOFR30A + 5.364%), 09/25/2050 (a)(d)	971,966
1,060,000	Series 2021-DNA1, Class B1, 7.938% (SOFR30A + 2.650%), 01/25/2051 (a)(d)	1,030,267
1,146,586	Series 2022-DNA7, Class M1A, 7.788% (SOFR30A + 2.500%), 03/25/2052 (a)(d)	1,165,538
	Freddie Mac Structured Agency Credit Risk
1,426,452	Series 2017-HQA3, Class M2B, 7.752% (SOFR30A + 2.464%), 04/25/2030 (d)	1,436,689
3,848,158	Series 2021-DNA2, Class M2, 7.588% (SOFR30A + 2.300%), 08/25/2033 (a)(d)	3,870,268
2,060,000	Series 2021-DNA2, Class B1, 8.688% (SOFR30A + 3.400%), 08/25/2033 (a)(d)	2,116,676
1,285,000	Series 2021-DNA6, Class M2, 6.788% (SOFR30A + 1.500%), 10/25/2041 (a)(d)	1,259,255
2,042,000	Series 2018-HRP2, Class B1, 9.602% (SOFR30A + 4.314%), 02/25/2047 (a)(d)	2,172,609
29,416	Series 2018-SPI2, Class M2, 3.836%, 05/25/2048 (a)(e)	27,985
1,350,000	Series 2020-HQA5, Class B1, 9.288% (SOFR30A + 4.000%), 11/25/2050 (a)(d)	1,409,063
	Freddie Mac Structured Agency Credit Risk REMIC Trust
1,500,000	Series 2021-DNA3, Class B1, 8.788% (SOFR30A + 3.500%), 10/25/2033 (a)(d)	1,541,467
3,269,000	Series 2021-DNA5, Class B1, 8.338% (SOFR30A + 3.050%), 01/25/2034 (a)(d)	3,269,121
1,000,000	Series 2022-DNA4, Class M1B, 8.638% (SOFR30A + 3.350%), 05/25/2042 (a)(d)	1,026,665
1,000,000	Series 2022-DNA6, Class M1B, 8.988% (SOFR30A + 3.700%), 09/25/2042 (a)(d)	1,043,573
	GNMA
5,734	Series 2008-55, Class WT, 5.516%, 06/20/2037 (e)	5,672
	Total Residential Mortgage-Backed Securities - Agency (Cost $54,435,196)	55,239,395

	Residential Mortgage-Backed Securities - Non-Agency — 18.9%
	AMSR Trust
2,296,000	Series 2020-SFR4, Class G2, 4.870%, 11/17/2037 (a)	2,109,361
	Angel Oak Mortgage Trust
620,000	Series 2021-3, Class M1, 2.479%, 05/25/2066 (a)(e)	399,058
	Bellemeade Re Ltd.
2,000,000	Series 2021-1A, Class M1C, 8.238% (SOFR30A + 2.950%), 03/25/2031 (a)(d)	2,031,914
3,450,000	Series 2021-2A, Class M1C, 7.138% (SOFR30A + 1.850%), 06/25/2031 (a)(d)	3,427,350
1,725,000	Series 2021-3A, Class M1C, 6.838% (SOFR30A + 1.550%), 09/25/2031 (a)(d)	1,686,044
	Bombardier Capital Mortgage Securitization Corp.
86,567	Series 1999-B, Class A3, 7.180%, 12/15/2029 (e)	9,388
	Boston Lending Trust
1,119,705	Series 2021-1, Class M1, 2.000%, 07/25/2061 (a)(b)	551,685
520,793	Series 2021-1, Class M2, 2.000%, 07/25/2061 (a)(b)	214,799
	Brean Asset Backed Securities Trust
2,160,910	Series 2022-RM5, Class A, 4.500%, 09/25/2062 (a)(e)	1,938,188
	Centex Home Equity Loan Trust
4,657	Series 2003-A, Class AF4, 3.750%, 12/25/2031 (b)	4,628
	Chase Mortgage Finance Corp.
1,202,631	Series 2021-CL1, Class M2, 6.638% (SOFR30A + 1.350%), 02/25/2050 (a)(d)	1,120,262
	Credit-Based Asset Servicing and Securitization
3	Series 2003-CB1, Class AF, 3.950%, 01/25/2033	2
	Deephaven Residential Mortgage Trust
1,405,141	Series 2021-3, Class A2, 1.400%, 08/25/2066 (a)(b)(e)	1,165,564
	Eagle RE Ltd.
2,977,834	Series 2021-1, Class M1C, 7.988% (SOFR30A + 2.700%), 10/25/2033 (a)(d)	3,005,156
	GCAT Trust
2,306,348	Series 2023-NQM1, Class A1, 4.250%, 10/25/2057 (a)(b)	2,094,847
	Home RE Ltd.
1,000,000	Series 2021-1, Class M1C, 7.729% (SOFR3OA + 2.300%), 07/25/2033 (a)(d)	1,002,931
1,136,000	Series 2021-1, Class M2, 8.279% (SOFR3OA + 2.850%), 07/25/2033 (a)(d)	1,140,397
	IMC Home Equity Loan Trust
1,618	Series 1998-3, Class A8, 5.432%, 08/20/2029 (b)	1,598
	JP Morgan Mortgage Trust
58,337	Series 2014-IVR6, Class 2A4, 6.338%, 07/25/2044 (a)(e)	57,410
2,619,169	Series 2018-7FRB, Class B3, 6.514%, 04/25/2046 (a)(e)	2,439,305
4,135,729	Series 2019-6, Class B3, 4.242%, 12/25/2049 (a)(e)	3,716,978
	JP Morgan Wealth Management
1,162,344	Series 2021-CL1, Class M3, 7.088% (SOFR30A + 1.800%), 03/25/2051 (a)(d)	1,065,787
	LSTAR Securities Investment Ltd.
4,606,775	Series 2023-1, Class A1, 8.810% (SOFR + 3.500%), 01/01/2028 (a)(b)	4,623,900
	MFRA Trust
2,600,000	Series 2023-NQM3, Class A2, 7.022%, 07/25/2068 (a)(b)(c)	2,599,957
	Progress Residential Trust
2,750,000	Series 2021-SFR1, Class B, 1.303%, 04/17/2038 (a)	2,430,869
	Radnor RE Ltd.
3,000,000	Series 2022-1, Class M1A, 9.038% (SOFR30A + 3.750%), 09/25/2032 (a)(d)	3,069,465
1,000,000	Series 2023-1, Class M1A, 7.988% (SOFR30A + 2.700%), 07/25/2033 (a)(d)	1,005,100
1,500,000	Series 2021-1, Class M1C, 7.988% (SOFR30A + 2.700%), 12/27/2033 (a)(d)	1,519,842
	Star Trust
3,460,000	Series 2021-SFR1, Class E, 7.125% (CME Term SOFR 1 Month + 1.814%), 04/17/2038 (a)(d)	3,303,923
	Towd Point HE Trust
1,230,000	Series 2021-HE1, Class M2, 2.500%, 02/25/2063 (a)(e)	1,081,095
	Vericrest Opportunity Loan Transferee
1,301,867	Series 2021-NPL6, Class A1, 2.240%, 04/25/2051 (a)(b)	1,221,364
1,537,285	Series 2021-NP11, Class A1, 1.868%, 08/25/2051 (a)(b)	1,432,013
	Total Residential Mortgage-Backed Securities - Non-Agency (Cost $53,715,615)	51,470,180

Shares/Principal Amount
	Short-Term Investments — 17.6%
	Money Market Fund — 8.4%
22,923,581	First American Government Obligations Fund, Class Z, 5.207% (g)	22,923,581
	U.S. Treasury Bills — 9.2%
$25,000,000	5.217%, 9/5/2023 (h)	24,985,513
	Total Short-Term Investments (Cost $47,909,089)	47,909,094
	Total Investments (Cost $279,557,204) — 100.9%	274,396,778
	Liabilities in Excess of Other Assets — (0.9)%	(2,313,767)
	Total Net Assets — 100.00%	$272,083,011

GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
SOFR30A - 30 Day Secured Overnight Financing Rate Average

**Effective September 26, 2023, the Fund’s name changed to the Medalist Partners Short Duration Fund.

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of August 31, 2023, the value of these investments was $207,765,298 or 76.4% total net assets.

(b)	Step coupon bond. Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of August 31, 2023.
(c)
Security valued at fair value using methods determined in good faith by or at the direction of Fund's valuation designee. Value determined using significant unobservable inputs. As of August 31, 2023, the total value of fair valued securities was $4,491,207 or 1.7% of total net assets.

(d)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of August 31, 2023.
(e)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of August 31, 2023.
(f)	Interest only security.
(g)	Rate shown represents the 7-day annualized yield as of August 31, 2023.
(h)	Rate shown is the discount rate at August 31, 2023.

Semper Short Duration Fund
Summary of Fair Value Disclosure at August 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2023:

	Level 1	Level 2	Level 3	Total
Fixed Income Securities
Asset-Backed Securities - Non-Agency	$–	$35,475,626	$–	$35,475,626
Collateralized Loan Obligations	–	37,146,780	–	37,146,780
Commercial Mortgage-Backed Securities - Agency	–	566	–	566
Commercial Mortgage-Backed Securities - Non-Agency	–	45,263,887	–	45,263,887
Corporate Bonds	–	–	1,891,250	1,891,250
Residential Mortgage-Backed Securities - Agency	–	55,239,395	–	55,239,395
Residential Mortgage-Backed Securities - Non-Agency	–	48,870,223	2,599,957	51,470,180
Total Fixed Income Securities	–	221,996,477	4,491,207	226,487,684
Money Market Fund	22,923,581	–	–	22,923,581
U.S. Treasury Bills	–	24,985,513	–	24,985,513
Total Investments	$22,923,581	$246,981,990	$4,491,207	$274,396,778

Refer to the Fund's schedule of investments for a detailed break-out of securities by industry classification.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securities, at Value
	Corporate Bond	Residential MBS- Non-Agency
Balance as of November 30, 2022	$1,891,250	$-
Accrued discounts/premiums	30,382	-
Realized gain/(loss)	-	-
Change in unrealized appreciation/(depreciation)	(30,382)	-
Purchases	-	2,599,957
Sales	-	-
Transfers in and/or out of Level 3	-	-
Balance as of August 31, 2023	$1,891,250	$2,599,957

The change in unrealized appreciation/(depreciation) for level 3 securities still held at August 31, 2023, and still classified as level 3 was $(30,382).

The following is a summary of quantitative information about level 3 valued measurements:

	8/31/23	Valuation Technique(s)	Unobservable Input	Input/Range
Corporate Bonds	$1,891,250	Market Transaction Method	Prior/Recent Transaction	$94.56
Residential Mortgage-Backed
Securities - Non-Agency	$2,599,957	Market Transaction Method	Prior/Recent Transaction	$100.00